Cover	Nov. 07, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Registrant Name	Virgin Orbit Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40267
Entity Tax Identification Number	98-1576914
Entity Address, Address Line One	4022 E. Conant St.
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	(562)
Local Phone Number	388-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843388
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	VORB
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VORBW
Security Exchange Name	NASDAQ